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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8519

Federated Hermes Core Trust
(formerly, Federated Core Trust)

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: Various, see below.

Date of reporting period: 7/1/2019 through 6/30/2020

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes Core Trust

Fund Names:

Emerging Markets Core Fund (Fiscal Year End 10/31)

Federated Mortgage Core Portfolio (Fiscal Year End 12/31)

There were no matters related to a portfolio security consideration at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

Registrant Name: Federated Hermes Core Trust

Fund Name: Federated Bank Loan Core Fund (Fiscal Year End 06/30)

Issuer Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Ronn R. Bagge	Mgmt	For	For	Federated Bank Loan Core Fund	Voted
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Todd J. Barre	Mgmt	For	For	Federated Bank Loan Core Fund	Voted
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Kevin M. Carome	Mgmt	For	For	Federated Bank Loan Core Fund	Voted
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Edmund P. Giambastiani, Jr.	Mgmt	For	For	Federated Bank Loan Core Fund	Voted
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Victoria J. Herget	Mgmt	For	For	Federated Bank Loan Core Fund	Voted
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Marc M. Kole	Mgmt	For	For	Federated Bank Loan Core Fund	Voted
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Yung Bong LIM	Mgmt	For	For	Federated Bank Loan Core Fund	Voted
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Joanne Pace	Mgmt	For	For	Federated Bank Loan Core Fund	Voted
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Gary R. Wicker	Mgmt	For	For	Federated Bank Loan Core Fund	Voted
Invesco	United States	8/19/2019	Special	XSLV	46138G508	CUSIP	Elect Donald H. Wilson	Mgmt	For	For	Federated Bank Loan Core Fund	Voted

Registrant Name: Federated Hermes Core Trust

Fund Name: High Yield Bond Portfolio (Fiscal Year End 12/31)

Issuer Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
iHeartMedia, Inc.	United States	6/15/2020	Annual	IHRT	45174J509	CUSIP	Elect Gary Barber	Mgmt	For	For	High Yield Bond Portfolio	Voted
iHeartMedia, Inc.	United States	6/15/2020	Annual	IHRT	45174J509	CUSIP	Elect Brad Gerstner	Mgmt	For	For	High Yield Bond Portfolio	Voted
iHeartMedia, Inc.	United States	6/15/2020	Annual	IHRT	45174J509	CUSIP	Ratification of Auditor	Mgmt	For	For	High Yield Bond Portfolio	Voted
iHeartMedia, Inc.	United States	6/15/2020	Annual	IHRT	45174J509	CUSIP	Advisory Vote on Executive Compensation	Mgmt	For	For	High Yield Bond Portfolio	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes Core Trust

By (Signature and Title)	/s/ John B. Fisher
John B. Fisher
Principal Executive Officer

Date:	August 20, 2020